Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2021
Direxion Fallen Knives ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Fallen Knives ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Direxion Fallen Knives ETF (the “Fund”) seeks investment results, before fees and expenses, that track the Indxx US Fallen Knives Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 115% of the average value of its portfolio for the fiscal period from the Fund’s inception on June 11, 2020 through October 31, 2020.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example -
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund, under normal circumstances, invests at least 80% of its assets in the securities that comprise the Index.The Index is designed by Indxx, LLC (the “Index Provider”) to consist of U.S equity securities that have experienced considerable share price declines over the prior year and have financial health, suggesting that the security has potential for share price recovery in the future. The Index Provider defines a considerable share price decline as a decline greater than 15% over the past year. Securities that are listed in the U.S., with a minimum total market capitalization of $500 million, and that have traded regularly in the prior 6 months are eligible for inclusion in the Index. The Index Provider calculates a composite financial health score for each security based on its current ratio (current assets divided by current liabilities), cash flow coverage ratio, and debt-to-equity ratio. The top 50 securities with the highest composite score are included in the Index. Securities included in the Index are weighted based on free-float adjusted market capitalization subject to a cap of 4.9% of the value of the Index. The Index is reconstituted annually and rebalanced quarterly.As of December 31, 2020, the Index was comprised of 51 constituents, which had a median total market capitalization of $2.9 billion, total market capitalizations ranging from $606.8 million to $21.1 billion and were concentrated in the financials and healthcare sectors.The components of the Index and the percentages represented by various sectors in the Index may change over time. The Fund will concentrate its investment in a particular industry or group of industries (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries) to approximately the same extent as the Index is so concentrated.The Fund uses a “passive” or indexing approach to attempt to achieve its investment objective. The Fund does not try to outperform the Index and does not generally take temporary defensive positions. Although the Fund intends to fully replicate the Index, at times the Fund may hold a representative sample of the securities in the Index that have aggregate characteristics similar to those of the Index. This means the Fund may not hold all of the securities included in the Index, its weighting of investment exposure to such stocks or industries may be different from that of the Index and it may hold securities that are not included in the Index. The Fund will rebalance its portfolio when the Index rebalances. Additionally, if the Fund receives a creation unit in cash, the Fund repositions its portfolio in response to assets flowing into or out of the Fund.The Fund is “non-diversified,” meaning that a relatively high percentage of its assets may be invested in a limited number of issuers of securities. Additionally, the Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund entails risk. The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund. The Fund is not a complete investment program. It is important that investors closely review all of the risks listed below and understand them before making an investment in the Fund. Index Correlation/Tracking Risk — There is no guarantee that the Fund will achieve a high degree of correlation to the Index and therefore achieve its investment objective. The Fund may have difficulty achieving its investment objective due to fees, expenses (including rebalancing expenses), transaction costs, income items, valuation methodology, accounting standards, required compliance with the Fund’s Exchange listing standards, disruptions or illiquidity in the markets for the securities held by the Fund, the Fund’s holding of uninvested cash, costs of complying with various new or existing regulatory requirements (diversification requirements), and transactions carried out to minimize the distribution of capital gains to shareholders and other requirements to maintain pass-through tax treatment. These are costs that may be incurred by the Fund that are not incurred by the Index. Market disruptions, regulatory restrictions or extreme volatility will also adversely affect the Fund’s ability to achieve its investment objective. Activities surrounding Index reconstitutions and other Index rebalancing events may hinder the Fund’s ability to meet its investment objective.The Fund may not have investment exposure to all of the securities in the Index or its weighting of investment exposure to the securities may be different from that of the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.Financials Sector Risk — Performance of companies in the financials sector may be materially impacted by many factors, including but not limited to, government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. Government regulation may change frequently and may have significant adverse consequences for financial companies, including effects that are not intended by such regulation. The impact of more stringent capital requirements, or recent or future regulation in various countries on any individual financial company or of the financials sector as a whole, cannot be predicted. The financials sector is also a target for cyber attacks and may experience technology malfunctions and disruptions, which have occurred more frequently in recent years.Healthcare Sector Risk — The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure, an increased emphasis on outpatient services, limited product lines, industry innovation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. Healthcare companies are subject to competitive forces that may make it difficult to raise prices and, in fact, may result in price discounting. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals. The process of obtaining such approvals may be long and costly with no guarantee that any product will come to market.Natural Disaster/Epidemic and Market Disruption Risk –Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, and tsunamis and widespread disease, including pandemics and epidemics, have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead to increased market volatility and significant market losses. Such natural disasters and health crises could exacerbate political, social and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains. A climate of uncertainty and panic, including the contagion of infectious viruses and diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Significant market volatility and market downturns may limit the Fund’s ability to sell securities and the Fund’s sales may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs in order to achieve its investment objective and may be forced to purchase and sell securities (including other ETFs’ shares) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security and the market closing price of the security. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected, the market price of Fund shares may reflect a greater premium or discount to net asset value, and bid-ask spreads in the Fund's shares may widen, resulting in increased transaction costs for secondary market purchasers and sellers. The Fund may also incur additional tracking error due to the use of other securities that are not perfectly correlated to the Fund’s Index.The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.Market Risk — Turbulence in financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Fund.Large-Capitalization Company Risk — Large-capitalization companies may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.Small- and/or Mid-Capitalization Company Risk —Small- and mid-capitalization companies often have narrower markets for their goods and/or services and more limited managerial and financial resources and often have limited product lines, services, markets, financial resources or are dependent on a small management group. Because these stocks are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund resulting in more volatile performance. These companies may face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.Index Strategy Risk — The Fund is linked to an Index maintained by a third party provider unaffiliated with the Fund. Securities held by the Fund will generally not be bought or sold in response to market fluctuations and may be concentrated in a particular industry if the Index is so concentrated. The Fund will generally not sell a security because its issuer is in financial trouble or its value has declined, unless that holding is removed or is anticipated to be removed from the Index.The Index relies on various sources of information to assess the securities included in the Index, including information that may be based on assumptions or estimates and there is no guarantee that the methodology utilized by the Index Provider will result in the Index achieving positive returns. There is no assurance that the Index Provider’s calculation methodology or sources of information will provide an accurate assessment of the Index’s securities or that the Index will identify securities that have sound financial health and will experience share price recovery in the future. The Index may also underperform other asset classes or similar indices. Errors in Index data, Index computations or the construction of the Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. The Fund's performance may deviate from the Index due to legal restrictions or limitations, certain listing standards of the Fund's Exchange, a lack of liquidity of the securities in the Index, potential adverse tax consequences or other regulatory reasons (diversification requirements).Liquidity Risk — Some securities held by the Fund, including derivatives, may be difficult to sell or be illiquid, particularly during times of market turmoil. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with its Index. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.Early Close/Trading Halt Risk — An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain portfolio securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, may incur significant tracking differences with its Index, may incur substantial losses and may limit or stop purchases of the Fund.Equity Securities Risk — Investments in publicly issued equity securities, including common stocks, are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.High Portfolio Turnover Risk - The Fund may engage in active and frequent trading, which may lead to increased portfolio turnover, higher transaction costs, and the possibility of increased short-term capital gains (which will be taxable to shareholders as ordinary income when distributed to them) and/or long-term capital gains. Active and frequent trading may be due to Index rebalancing, cash purchases and sales of the Fund’s shares or other portfolio management reasons. Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.Securities Lending Risk — Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of collateral provided for loaned securities, a decline in the value of any investments made with cash collateral, or a “gap” between the return on cash collateral reinvestments and any fees the Fund has agreed to pay a borrower. These events could also trigger adverse tax consequences for the Fund.Special Risks of Exchange-Traded FundsAuthorized Participants Concentration Risk. The Fund may have a limited number of financial institutions that may act as Authorized Participants. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, Shares may trade at larger bid-ask spreads and/or premiums or discounts to net asset value. Authorized Participant concentration risk may be heightened for a fund that invests in non-U.S. securities or other securities or instruments that have lower trading volumes.Market Price Variance Risk. Fund Shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices rather than at net asset value. The market prices of Shares will fluctuate in response to changes in the value of the Fund’s holdings and supply and demand for Shares. Shareholders that purchase or sell Shares on the secondary market may trade Shares at a price greater than net asset value (a premium) or less than net asset value (a discount). There may be times when the market price and the net asset value vary significantly. The Fund’s investment results are measured based upon the net asset value of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience the same investment results as experienced by those creating and redeeming Shares at net asset value. There is no guarantee that an active secondary market will develop for Shares. To the extent that exchange specialists, market makers, Authorized Participants, or other participants are unavailable or unable to trade the Fund’s Shares and/or create or redeem Creation Units, market disruptions or significant market volatility, bid-ask spreads and premiums or discounts may widen.Fund Shares Trading Risk/Bid-Ask Spread Risk.Investments in Fund shares are subject to risks as a result of their trading in the secondary market. For example, investors transacting in the secondary market may incur costs as a result of there being a (potentially significant) spread (or difference) between the price that purchasers are willing to pay for shares (the bid) and the price at which sellers are willing to sell shares (the ask). This spread, which is known as a bid-ask spread, will vary based on, among other things, market demand for shares, the liquidity of the Fund portfolio and other factors. In addition, like other securities that are listed on an exchange, Fund shares can be sold short. Accordingly, their price can be volatile and they can be subject to pressure from short sales. Further, trading in all listed securities, including Fund shares, can be halted, including due to market volatility triggering “circuit breaker” rules.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund may not achieve its investment objective and there is a risk that you could lose all of your money invested in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is non-diversified, which means it invests a high percentage of its assets in a limited number of securities. Its net asset value and total return may fluctuate more or fall greater in times of weaker markets than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus. Updated performance will be available on the Fund’s website at www.direxion.com/etfs?producttab=performance or by calling the Fund toll-free at (866) 476-7523.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No prior investment performance is provided for the Fund because it does not have annual returns for at least one full calendar year prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(866) 476-7523
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.direxion.com/etfs?producttab=performance
Direxion Fallen Knives ETF | Direxion Fallen Knives ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (Operating Services Fees)	rr_OtherExpensesOverAssets	0.05%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	160
5 Years	rr_ExpenseExampleYear05	280
10 Years	rr_ExpenseExampleYear10	$ 628

[1]	Rafferty Asset Management, LLC (“Rafferty” or “Adviser”) has entered into an Operating Services Agreement with the Fund. Under this Operating Services Agreement, Rafferty has contractually agreed to pay all expenses of the Fund as long as it is the advisor of the Fund other than the following: management fees, Rule 12b-1 distribution and/or service fees, taxes, swap financing and related costs, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, and extraordinary expenses. The Operating Services Agreement may be terminated at any time by the Board of Trustees.